Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STERLING CAPITAL FUNDS
Entity Central Index Key	0000889284
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000009820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class A
Trading Symbol	BBTGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - A	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$9,424	$10,000	$10,000	$10,000
Sep-2016	$10,240	$11,496	$11,619	$11,588
Sep-2017	$12,179	$13,647	$13,377	$13,615
Sep-2018	$13,504	$16,046	$14,641	$15,035
Sep-2019	$13,188	$16,514	$15,227	$15,348
Sep-2020	$11,981	$18,992	$14,461	$14,193
Sep-2021	$16,484	$25,045	$19,525	$19,817
Sep-2022	$14,863	$20,630	$17,306	$18,185
Sep-2023	$17,304	$24,852	$19,805	$20,912
Sep-2024	$22,751	$33,598	$25,303	$26,473
Sep-2025	$26,670	$39,447	$27,692	$29,017

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - A	17.23%	17.36%	10.96%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,637,274
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 179,829
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$47,637,274 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$179,829 Portfolio Turnover108%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009822
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class C
Trading Symbol	BCVCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.80%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - C	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,787	$11,496	$11,619	$11,588
Sep-2017	$12,729	$13,647	$13,377	$13,615
Sep-2018	$14,015	$16,046	$14,641	$15,035
Sep-2019	$13,583	$16,514	$15,227	$15,348
Sep-2020	$12,251	$18,992	$14,461	$14,193
Sep-2021	$16,731	$25,045	$19,525	$19,817
Sep-2022	$14,973	$20,630	$17,306	$18,185
Sep-2023	$17,304	$24,852	$19,805	$20,912
Sep-2024	$22,573	$33,598	$25,303	$26,473
Sep-2025	$26,260	$39,447	$27,692	$29,017

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - C	16.34%	16.47%	10.14%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,637,274
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 179,829
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$47,637,274 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$179,829 Portfolio Turnover108%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	BBISX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - I	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,894	$11,496	$11,619	$11,588
Sep-2017	$12,983	$13,647	$13,377	$13,615
Sep-2018	$14,437	$16,046	$14,641	$15,035
Sep-2019	$14,137	$16,514	$15,227	$15,348
Sep-2020	$12,871	$18,992	$14,461	$14,193
Sep-2021	$17,749	$25,045	$19,525	$19,817
Sep-2022	$16,041	$20,630	$17,306	$18,185
Sep-2023	$18,726	$24,852	$19,805	$20,912
Sep-2024	$24,681	$33,598	$25,303	$26,473
Sep-2025	$29,003	$39,447	$27,692	$29,017

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - I
Without Load	17.51%	17.64%	11.24%
With Load	17.51%	17.64%	11.24%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,637,274
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 179,829
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$47,637,274 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$179,829 Portfolio Turnover108%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000199529
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Large Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STRAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Large Cap Value Equity Fund - R6	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,122	$11,758	$10,945	$11,043
Sep-2019	$10,897	$12,101	$11,383	$11,273
Sep-2020	$9,930	$13,916	$10,811	$10,425
Sep-2021	$13,695	$18,352	$14,596	$14,556
Sep-2022	$12,397	$15,117	$12,937	$13,357
Sep-2023	$14,485	$18,210	$14,805	$15,360
Sep-2024	$19,106	$24,619	$18,916	$19,444
Sep-2025	$22,486	$28,905	$20,702	$21,313

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Large Cap Value Equity Fund - R6	17.69%	17.76%	9.52%
Russell 3000® Index	17.41%	15.74%	13.18%
Russell 1000® Value Index	9.44%	13.87%	8.68%
Bloomberg US 1000 Value Index	9.61%	15.38%	8.92%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,637,274
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 179,829
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$47,637,274 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$179,829 Portfolio Turnover108%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000084353
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class A
Trading Symbol	SPSAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - A	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$9,423	$10,000	$10,000	$10,000
Sep-2016	$10,320	$11,496	$11,881	$12,002
Sep-2017	$12,554	$13,647	$14,322	$14,230
Sep-2018	$13,269	$16,046	$15,658	$15,549
Sep-2019	$11,999	$16,514	$14,367	$13,536
Sep-2020	$9,858	$18,992	$12,229	$11,927
Sep-2021	$16,239	$25,045	$20,047	$20,545
Sep-2022	$14,048	$20,630	$16,501	$17,037
Sep-2023	$15,944	$24,852	$17,795	$19,231
Sep-2024	$20,440	$33,598	$22,401	$24,380
Sep-2025	$21,557	$39,447	$24,167	$25,813

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - A
Without Load	5.47%	16.94%	8.63%
With Load	-0.57%	15.57%	7.98%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,718,166
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 548,999
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$103,718,166 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$548,999 Portfolio Turnover90%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000084355
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class C
Trading Symbol	SPSDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.84%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.84%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - C	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,868	$11,496	$11,881	$12,002
Sep-2017	$13,121	$13,647	$14,322	$14,230
Sep-2018	$13,762	$16,046	$15,658	$15,549
Sep-2019	$12,348	$16,514	$14,367	$13,536
Sep-2020	$10,067	$18,992	$12,229	$11,927
Sep-2021	$16,474	$25,045	$20,047	$20,545
Sep-2022	$14,137	$20,630	$16,501	$17,037
Sep-2023	$15,933	$24,852	$17,795	$19,231
Sep-2024	$20,276	$33,598	$22,401	$24,380
Sep-2025	$21,218	$39,447	$24,167	$25,813

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - C	4.65%	16.08%	7.81%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,718,166
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 548,999
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$103,718,166 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$548,999 Portfolio Turnover90%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000199534
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class R6
Trading Symbol	STRBX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - R6	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$10,607	$11,758	$10,933	$10,927
Sep-2019	$9,622	$12,101	$10,031	$9,513
Sep-2020	$7,926	$13,916	$8,539	$8,382
Sep-2021	$13,106	$18,352	$13,997	$14,438
Sep-2022	$11,364	$15,117	$11,521	$11,973
Sep-2023	$12,948	$18,210	$12,425	$13,515
Sep-2024	$16,653	$24,619	$15,640	$17,133
Sep-2025	$17,612	$28,905	$16,874	$18,141

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Small Cap Value Equity Fund - R6	5.76%	17.31%	7.03%
Russell 3000® Index	17.41%	15.74%	13.18%
Russell 2000® Value Index	7.88%	14.59%	6.61%
Bloomberg US 2000 Value Index	5.88%	16.70%	7.48%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,718,166
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 548,999
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$103,718,166 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$548,999 Portfolio Turnover90%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000034900
Shareholder Report [Line Items]
Fund Name	Sterling Capital Behavioral Small Cap Value Equity Fund
Class Name	Class Institutional
Trading Symbol	SPSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Behavioral Small Cap Value Equity Fund - I	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,980	$11,496	$11,881	$12,002
Sep-2017	$13,384	$13,647	$14,322	$14,230
Sep-2018	$14,182	$16,046	$15,658	$15,549
Sep-2019	$12,860	$16,514	$14,367	$13,536
Sep-2020	$10,591	$18,992	$12,229	$11,927
Sep-2021	$17,498	$25,045	$20,047	$20,545
Sep-2022	$15,162	$20,630	$16,501	$17,037
Sep-2023	$17,264	$24,852	$17,795	$19,231
Sep-2024	$22,181	$33,598	$22,401	$24,380
Sep-2025	$23,442	$39,447	$24,167	$25,813

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - I	5.68%	17.22%	8.89%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 103,718,166
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 548,999
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$103,718,166 Number of Portfolio Holdings246 Advisory Fee (net of waivers)$548,999 Portfolio Turnover90%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009884
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class A
Trading Symbol	BAEIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.07%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - A	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$9,424	$10,000	$10,000	$10,000
Sep-2016	$10,790	$11,496	$11,619	$11,588
Sep-2017	$12,537	$13,647	$13,377	$13,615
Sep-2018	$14,454	$16,046	$14,641	$15,035
Sep-2019	$15,679	$16,514	$15,227	$15,348
Sep-2020	$15,663	$18,992	$14,461	$14,193
Sep-2021	$21,006	$25,045	$19,525	$19,817
Sep-2022	$19,776	$20,630	$17,306	$18,185
Sep-2023	$22,259	$24,852	$19,805	$20,912
Sep-2024	$27,562	$33,598	$25,303	$26,473
Sep-2025	$26,881	$39,447	$27,692	$29,017

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - A
Without Load	-2.47%	11.41%	11.05%
With Load	-8.08%	10.10%	10.39%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,070,709,486
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,787,545
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,070,709,486 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$7,787,545 Portfolio Turnover51%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009886
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class C
Trading Symbol	BCEGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.82%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - C	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,365	$11,496	$11,619	$11,588
Sep-2017	$13,110	$13,647	$13,377	$13,615
Sep-2018	$14,999	$16,046	$14,641	$15,035
Sep-2019	$16,149	$16,514	$15,227	$15,348
Sep-2020	$16,011	$18,992	$14,461	$14,193
Sep-2021	$21,318	$25,045	$19,525	$19,817
Sep-2022	$19,917	$20,630	$17,306	$18,185
Sep-2023	$22,249	$24,852	$19,805	$20,912
Sep-2024	$27,347	$33,598	$25,303	$26,473
Sep-2025	$26,472	$39,447	$27,692	$29,017

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - C	-3.20%	10.58%	10.22%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,070,709,486
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,787,545
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,070,709,486 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$7,787,545 Portfolio Turnover51%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000199533
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class R6
Trading Symbol	STREX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - R6	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,564	$11,758	$10,945	$11,043
Sep-2019	$12,592	$12,101	$11,383	$11,273
Sep-2020	$12,619	$13,916	$10,811	$10,425
Sep-2021	$16,988	$18,352	$14,596	$14,556
Sep-2022	$16,047	$15,117	$12,937	$13,357
Sep-2023	$18,123	$18,210	$14,805	$15,360
Sep-2024	$22,525	$24,619	$18,916	$19,444
Sep-2025	$22,051	$28,905	$20,702	$21,313

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Equity Income Fund - R6	-2.10%	11.81%	9.07%
Russell 3000® Index	17.41%	15.74%	13.18%
Russell 1000® Value Index	9.44%	13.87%	8.68%
Bloomberg US 1000 Value Index	9.61%	15.38%	8.92%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,070,709,486
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,787,545
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,070,709,486 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$7,787,545 Portfolio Turnover51%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009883
Shareholder Report [Line Items]
Fund Name	Sterling Capital Equity Income Fund
Class Name	Class Institutional
Trading Symbol	BEGIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$81	0.82%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Equity Income Fund - I	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,475	$11,496	$11,619	$11,588
Sep-2017	$13,369	$13,647	$13,377	$13,615
Sep-2018	$15,453	$16,046	$14,641	$15,035
Sep-2019	$16,800	$16,514	$15,227	$15,348
Sep-2020	$16,826	$18,992	$14,461	$14,193
Sep-2021	$22,626	$25,045	$19,525	$19,817
Sep-2022	$21,352	$20,630	$17,306	$18,185
Sep-2023	$24,092	$24,852	$19,805	$20,912
Sep-2024	$29,912	$33,598	$25,303	$26,473
Sep-2025	$29,250	$39,447	$27,692	$29,017

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - I	-2.21%	11.69%	11.33%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,070,709,486
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 7,787,545
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,070,709,486 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$7,787,545 Portfolio Turnover51%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009891
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class A
Trading Symbol	BGVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Intermediate U.S. Government Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2015	$9,798	$10,000	$10,000
Sep-2016	$10,030	$10,519	$10,244
Sep-2017	$9,910	$10,527	$10,176
Sep-2018	$9,739	$10,399	$10,056
Sep-2019	$10,447	$11,470	$10,812
Sep-2020	$10,934	$12,271	$11,459
Sep-2021	$10,800	$12,161	$11,306
Sep-2022	$9,599	$10,385	$10,268
Sep-2023	$9,640	$10,452	$10,405
Sep-2024	$10,577	$11,662	$11,271
Sep-2025	$10,907	$11,998	$11,667

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - A
Without Load	3.12%	-0.05%	1.08%
With Load	1.07%	-0.46%	0.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Government: Intermediate Index	3.51%	0.36%	1.55%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,892,393
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,958
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$19,892,393 Number of Portfolio Holdings104 Advisory Fee (net of waivers)$19,958 Portfolio Turnover28%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Money Market Funds	0.7%
Asset Backed Securities	3.6%
Commercial Mortgage-Backed Securities	12.2%
Collateralized Mortgage Obligations	21.8%
U.S. Treasury Bonds & Notes	25.8%
Mortgage-Backed Securities	35.4%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	12.3%
Money Market Funds	0.7%
Mortgage-Backed Securities	35.5%
Municipal Bonds	0.2%
U.S. Treasury Bonds & Notes	25.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009893
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class C
Trading Symbol	BIUCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.55%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Intermediate U.S. Government Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,150	$10,519	$10,244
Sep-2017	$9,953	$10,527	$10,176
Sep-2018	$9,718	$10,399	$10,056
Sep-2019	$10,348	$11,470	$10,812
Sep-2020	$10,739	$12,271	$11,459
Sep-2021	$10,527	$12,161	$11,306
Sep-2022	$9,283	$10,385	$10,268
Sep-2023	$9,254	$10,452	$10,405
Sep-2024	$10,079	$11,662	$11,271
Sep-2025	$10,316	$11,998	$11,667

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - C	2.36%	-0.80%	0.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Government: Intermediate Index	3.51%	0.36%	1.55%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,892,393
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,958
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$19,892,393 Number of Portfolio Holdings104 Advisory Fee (net of waivers)$19,958 Portfolio Turnover28%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Money Market Funds	0.7%
Asset Backed Securities	3.6%
Commercial Mortgage-Backed Securities	12.2%
Collateralized Mortgage Obligations	21.8%
U.S. Treasury Bonds & Notes	25.8%
Mortgage-Backed Securities	35.4%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	12.3%
Money Market Funds	0.7%
Mortgage-Backed Securities	35.5%
Municipal Bonds	0.2%
U.S. Treasury Bonds & Notes	25.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009890
Shareholder Report [Line Items]
Fund Name	Sterling Capital Intermediate U.S. Government Fund
Class Name	Class Institutional
Trading Symbol	BBGVX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Intermediate U.S. Government Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,262	$10,519	$10,244
Sep-2017	$10,165	$10,527	$10,176
Sep-2018	$10,015	$10,399	$10,056
Sep-2019	$10,770	$11,470	$10,812
Sep-2020	$11,300	$12,271	$11,459
Sep-2021	$11,178	$12,161	$11,306
Sep-2022	$9,960	$10,385	$10,268
Sep-2023	$10,040	$10,452	$10,405
Sep-2024	$11,030	$11,662	$11,271
Sep-2025	$11,402	$11,998	$11,667

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - I	3.38%	0.18%	1.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Government: Intermediate Index	3.51%	0.36%	1.55%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,892,393
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 19,958
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$19,892,393 Number of Portfolio Holdings104 Advisory Fee (net of waivers)$19,958 Portfolio Turnover28%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Money Market Funds	0.7%
Asset Backed Securities	3.6%
Commercial Mortgage-Backed Securities	12.2%
Collateralized Mortgage Obligations	21.8%
U.S. Treasury Bonds & Notes	25.8%
Mortgage-Backed Securities	35.4%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	12.3%
Money Market Funds	0.7%
Mortgage-Backed Securities	35.5%
Municipal Bonds	0.2%
U.S. Treasury Bonds & Notes	25.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000123268
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class A
Trading Symbol	SCCMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2015	$9,796	$10,000	$10,000
Sep-2016	$10,340	$10,519	$11,570
Sep-2017	$10,554	$10,527	$11,919
Sep-2018	$10,469	$10,399	$11,636
Sep-2019	$11,412	$11,470	$13,970
Sep-2020	$12,161	$12,271	$15,340
Sep-2021	$12,485	$12,161	$15,717
Sep-2022	$9,016	$10,385	$11,254
Sep-2023	$9,141	$10,452	$11,541
Sep-2024	$10,813	$11,662	$13,755
Sep-2025	$10,869	$11,998	$13,877

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - A
Without Load	0.52%	-2.22%	1.04%
With Load	-1.51%	-2.61%	0.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Long Corporate Index	0.89%	-1.98%	3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,134,686
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 32,147
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$50,134,686 Number of Portfolio Holdings364 Advisory Fee (net of waivers)$32,147 Portfolio Turnover53%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000123269
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class C
Trading Symbol	SCCNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.45%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,469	$10,519	$11,570
Sep-2017	$10,605	$10,527	$11,919
Sep-2018	$10,452	$10,399	$11,636
Sep-2019	$11,306	$11,470	$13,970
Sep-2020	$11,963	$12,271	$15,340
Sep-2021	$12,199	$12,161	$15,717
Sep-2022	$8,738	$10,385	$11,254
Sep-2023	$8,806	$10,452	$11,541
Sep-2024	$10,326	$11,662	$13,755
Sep-2025	$10,315	$11,998	$13,877

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - C	-0.11%	-2.92%	0.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Long Corporate Index	0.89%	-1.98%	3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,134,686
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 32,147
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$50,134,686 Number of Portfolio Holdings364 Advisory Fee (net of waivers)$32,147 Portfolio Turnover53%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000234127
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class R6
Trading Symbol	STRFX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.37%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.37%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2021	$10,000	$10,000	$10,000
Sep-2022	$7,252	$8,540	$7,160
Sep-2023	$7,377	$8,595	$7,343
Sep-2024	$8,757	$9,589	$8,752
Sep-2025	$8,831	$9,866	$8,830

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2022)
Sterling Capital Long Duration Corporate Bond Fund - R6	0.85%	-2.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.22%
Bloomberg U.S. Long Corporate Index	0.89%	-2.19%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,134,686
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 32,147
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$50,134,686 Number of Portfolio Holdings364 Advisory Fee (net of waivers)$32,147 Portfolio Turnover53%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000123270
Shareholder Report [Line Items]
Fund Name	Sterling Capital Long Duration Corporate Bond Fund
Class Name	Class Institutional
Trading Symbol	SCCPX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Long Duration Corporate Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,571	$10,519	$11,570
Sep-2017	$10,816	$10,527	$11,919
Sep-2018	$10,767	$10,399	$11,636
Sep-2019	$11,766	$11,470	$13,970
Sep-2020	$12,557	$12,271	$15,340
Sep-2021	$12,923	$12,161	$15,717
Sep-2022	$9,366	$10,385	$11,254
Sep-2023	$9,520	$10,452	$11,541
Sep-2024	$11,274	$11,662	$13,755
Sep-2025	$11,360	$11,998	$13,877

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - I	0.76%	-1.98%	1.28%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Long Corporate Index	0.89%	-1.98%	3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 50,134,686
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 32,147
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$50,134,686 Number of Portfolio Holdings364 Advisory Fee (net of waivers)$32,147 Portfolio Turnover53%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000156996
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class A
Trading Symbol	STRLX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Cap Relative Value Fund - A	Russell 3000® Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,380	$11,496	$11,726	$11,738
Sep-2017	$12,369	$13,647	$13,294	$13,711
Sep-2018	$13,302	$16,046	$14,465	$15,102
Sep-2019	$13,531	$16,514	$14,696	$15,313
Sep-2020	$12,770	$18,992	$13,624	$14,095
Sep-2021	$17,196	$25,045	$19,400	$20,408
Sep-2022	$14,807	$20,630	$16,770	$18,339
Sep-2023	$16,990	$24,852	$18,622	$20,448
Sep-2024	$21,081	$33,598	$24,025	$26,626
Sep-2025	$22,273	$39,447	$25,848	$28,187

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - A
Without Load	5.66%	11.77%	8.81%
With Load	-0.43%	10.45%	8.16%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell Midcap® Value Index	7.58%	13.66%	9.76%
Bloomberg US Mid Cap Value Index	5.86%	14.87%	10.71%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,566,614
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 267,192
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$57,566,614 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$267,192 Portfolio Turnover40%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000156997
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class C
Trading Symbol	STRNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.94%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Cap Relative Value Fund - C	Russell 3000® Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,944	$11,496	$11,726	$11,738
Sep-2017	$12,943	$13,647	$13,294	$13,711
Sep-2018	$13,810	$16,046	$14,465	$15,102
Sep-2019	$13,952	$16,514	$14,696	$15,313
Sep-2020	$13,086	$18,992	$13,624	$14,095
Sep-2021	$17,510	$25,045	$19,400	$20,408
Sep-2022	$14,980	$20,630	$16,770	$18,339
Sep-2023	$17,078	$24,852	$18,622	$20,448
Sep-2024	$21,055	$33,598	$24,025	$26,626
Sep-2025	$22,081	$39,447	$25,848	$28,187

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - C	4.87%	11.03%	8.07%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell Midcap® Value Index	7.58%	13.66%	9.76%
Bloomberg US Mid Cap Value Index	5.86%	14.87%	10.71%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,566,614
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 267,192
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$57,566,614 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$267,192 Portfolio Turnover40%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000260431
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class R6
Trading Symbol	SCMCX
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.68%Footnote Reference*
Footnote	Description
Footnote*	The expenses reflect the period of May 12, 2025 (commencement of operations) to September 30, 2025 such expenses would be higher for the full reporting period.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Cap Relative Value Fund - R6	Bloomberg US Mid Cap Value Index	Russell 3000® Index	Russell Midcap® Value Index
May-2025	$10,000	$10,000	$10,000	$10,000
Sep-2025	$10,797	$10,883	$11,487	$10,909

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Since Inception (May 12, 2025)
Sterling Capital Mid Cap Relative Value Fund - R6	8.97%
Russell 3000® Index	14.87%
Russell Midcap® Value Index	9.09%
Bloomberg US Mid Cap Value Index	8.83%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,566,614
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 267,192
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$57,566,614 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$267,192 Portfolio Turnover40%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000156998
Shareholder Report [Line Items]
Fund Name	Sterling Capital Mid Cap Relative Value Fund
Class Name	Class Institutional
Trading Symbol	STRGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Mid Cap Relative Value Fund - I	Russell 3000® Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,037	$11,496	$11,726	$11,738
Sep-2017	$13,185	$13,647	$13,294	$13,711
Sep-2018	$14,215	$16,046	$14,465	$15,102
Sep-2019	$14,494	$16,514	$14,696	$15,313
Sep-2020	$13,713	$18,992	$13,624	$14,095
Sep-2021	$18,515	$25,045	$19,400	$20,408
Sep-2022	$15,982	$20,630	$16,770	$18,339
Sep-2023	$18,384	$24,852	$18,622	$20,448
Sep-2024	$22,870	$33,598	$24,025	$26,626
Sep-2025	$24,226	$39,447	$25,848	$28,187

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Cap Relative Value Fund - I	5.93%	12.05%	9.25%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Bloomberg US Mid Cap Value Index	5.86%	14.87%	10.92%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,566,614
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 267,192
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$57,566,614 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$267,192 Portfolio Turnover40%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009838
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BNCAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital North Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,803	$10,000	$10,000
Sep-2016	$10,165	$10,558	$10,477
Sep-2017	$10,133	$10,650	$10,588
Sep-2018	$10,026	$10,687	$10,565
Sep-2019	$10,711	$11,601	$11,401
Sep-2020	$11,101	$12,076	$11,853
Sep-2021	$11,099	$12,393	$12,098
Sep-2022	$10,109	$10,968	$10,957
Sep-2023	$10,218	$11,260	$11,254
Sep-2024	$10,947	$12,428	$12,238
Sep-2025	$11,116	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Without Load	1.55%	0.03%	1.26%
With Load	-0.50%	-0.38%	1.06%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 117,344,476
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 434,513
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$117,344,476 Number of Portfolio Holdings77 Advisory Fee $434,513 Portfolio Turnover30%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.1%
Municipal Bonds	99.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000112495
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BBNCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.58%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital North Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,291	$10,558	$10,477
Sep-2017	$10,182	$10,650	$10,588
Sep-2018	$9,999	$10,687	$10,565
Sep-2019	$10,604	$11,601	$11,401
Sep-2020	$10,918	$12,076	$11,853
Sep-2021	$10,825	$12,393	$12,098
Sep-2022	$9,784	$10,968	$10,957
Sep-2023	$9,816	$11,260	$11,254
Sep-2024	$10,437	$12,428	$12,238
Sep-2025	$10,530	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - C	0.89%	-0.72%	0.52%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 117,344,476
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 434,513
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$117,344,476 Number of Portfolio Holdings77 Advisory Fee $434,513 Portfolio Turnover30%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.1%
Municipal Bonds	99.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009837
Shareholder Report [Line Items]
Fund Name	Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BBNTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital North Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,394	$10,558	$10,477
Sep-2017	$10,388	$10,650	$10,588
Sep-2018	$10,304	$10,687	$10,565
Sep-2019	$11,036	$11,601	$11,401
Sep-2020	$11,466	$12,076	$11,853
Sep-2021	$11,493	$12,393	$12,098
Sep-2022	$10,483	$10,968	$10,957
Sep-2023	$10,634	$11,260	$11,254
Sep-2024	$11,420	$12,428	$12,238
Sep-2025	$11,625	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - I	1.80%	0.28%	1.52%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 117,344,476
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 434,513
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$117,344,476 Number of Portfolio Holdings77 Advisory Fee $434,513 Portfolio Turnover30%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.1%
Municipal Bonds	99.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000123271
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class A
Trading Symbol	SCSSX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Quality Income Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2015	$9,804	$10,000	$10,000
Sep-2016	$10,156	$10,519	$10,361
Sep-2017	$10,246	$10,527	$10,393
Sep-2018	$10,181	$10,399	$10,297
Sep-2019	$11,008	$11,470	$11,100
Sep-2020	$11,456	$12,271	$11,583
Sep-2021	$11,430	$12,161	$11,534
Sep-2022	$10,181	$10,385	$9,921
Sep-2023	$10,200	$10,452	$9,904
Sep-2024	$11,299	$11,662	$11,124
Sep-2025	$11,681	$11,998	$11,501

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - A
Without Load	3.38%	0.39%	1.77%
With Load	1.28%	-0.02%	1.57%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	3.39%	-0.14%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 164,485,924
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 404,679
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$164,485,924 Number of Portfolio Holdings241 Advisory Fee (net of waivers)$404,679 Portfolio Turnover35%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	2.4%
U.S. Treasury Bonds & Notes	3.3%
Commercial Mortgage-Backed Securities	8.3%
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	30.2%
Mortgage-Backed Securities	40.8%
Liabilities in Excess of Other Assets	-1.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	29.9%
Commercial Mortgage-Backed Securities	8.2%
Corporate Bonds	0.1%
Money Market Funds	2.4%
Mortgage-Backed Securities	40.3%
U.S. Treasury Bonds & Notes	3.3%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000123272
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class C
Trading Symbol	SCSTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.61%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Quality Income Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,283	$10,519	$10,361
Sep-2017	$10,296	$10,527	$10,393
Sep-2018	$10,164	$10,399	$10,297
Sep-2019	$10,897	$11,470	$11,100
Sep-2020	$11,261	$12,271	$11,583
Sep-2021	$11,158	$12,161	$11,534
Sep-2022	$9,880	$10,385	$9,921
Sep-2023	$9,828	$10,452	$9,904
Sep-2024	$10,815	$11,662	$11,124
Sep-2025	$11,105	$11,998	$11,501

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - C	2.68%	-0.28%	1.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	3.39%	-0.14%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 164,485,924
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 404,679
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$164,485,924 Number of Portfolio Holdings241 Advisory Fee (net of waivers)$404,679 Portfolio Turnover35%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	2.4%
U.S. Treasury Bonds & Notes	3.3%
Commercial Mortgage-Backed Securities	8.3%
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	30.2%
Mortgage-Backed Securities	40.8%
Liabilities in Excess of Other Assets	-1.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	29.9%
Commercial Mortgage-Backed Securities	8.2%
Corporate Bonds	0.1%
Money Market Funds	2.4%
Mortgage-Backed Securities	40.3%
U.S. Treasury Bonds & Notes	3.3%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000123273
Shareholder Report [Line Items]
Fund Name	Sterling Capital Quality Income Fund
Class Name	Class Institutional
Trading Symbol	SCSPX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Quality Income Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,386	$10,519	$10,361
Sep-2017	$10,513	$10,527	$10,393
Sep-2018	$10,484	$10,399	$10,297
Sep-2019	$11,351	$11,470	$11,100
Sep-2020	$11,842	$12,271	$11,583
Sep-2021	$11,845	$12,161	$11,534
Sep-2022	$10,578	$10,385	$9,921
Sep-2023	$10,625	$10,452	$9,904
Sep-2024	$11,798	$11,662	$11,124
Sep-2025	$12,240	$11,998	$11,501

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - I	3.75%	0.66%	2.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	3.39%	-0.14%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 164,485,924
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 404,679
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$164,485,924 Number of Portfolio Holdings241 Advisory Fee (net of waivers)$404,679 Portfolio Turnover35%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	2.4%
U.S. Treasury Bonds & Notes	3.3%
Commercial Mortgage-Backed Securities	8.3%
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	30.2%
Mortgage-Backed Securities	40.8%
Liabilities in Excess of Other Assets	-1.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	29.9%
Commercial Mortgage-Backed Securities	8.2%
Corporate Bonds	0.1%
Money Market Funds	2.4%
Mortgage-Backed Securities	40.3%
U.S. Treasury Bonds & Notes	3.3%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000156999
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class A
Trading Symbol	STMMX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.13%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - A	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$11,297	$11,496	$12,092	$11,543
Sep-2017	$11,400	$13,647	$12,360	$13,691
Sep-2018	$12,103	$16,046	$12,903	$16,143
Sep-2019	$14,373	$16,514	$15,601	$16,830
Sep-2020	$13,176	$18,992	$13,781	$19,380
Sep-2021	$17,139	$25,045	$18,128	$25,194
Sep-2022	$13,952	$20,630	$15,127	$21,296
Sep-2023	$14,049	$24,852	$14,872	$25,900
Sep-2024	$18,658	$33,598	$20,043	$35,315
Sep-2025	$17,833	$39,447	$19,239	$41,530

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - A
Without Load	-4.42%	6.24%	6.36%
With Load	-9.92%	4.99%	5.73%
Russell 3000® Index	17.41%	15.74%	14.31%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	6.62%
S&P 500® Index	17.60%	16.47%	14.86%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,336,434
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 402,359
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$67,336,434 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$402,359 Portfolio Turnover8%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000157000
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class C
Trading Symbol	STMOX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.89%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - C	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,911	$11,496	$12,092	$11,543
Sep-2017	$11,931	$13,647	$12,360	$13,691
Sep-2018	$12,573	$16,046	$12,903	$16,143
Sep-2019	$14,821	$16,514	$15,601	$16,830
Sep-2020	$13,484	$18,992	$13,781	$19,380
Sep-2021	$17,415	$25,045	$18,128	$25,194
Sep-2022	$14,073	$20,630	$15,127	$21,296
Sep-2023	$14,064	$24,852	$14,872	$25,900
Sep-2024	$18,538	$33,598	$20,043	$35,315
Sep-2025	$17,582	$39,447	$19,239	$41,530

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - C	-5.16%	5.45%	5.58%
Russell 3000® Index	17.41%	15.74%	14.31%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	6.62%
S&P 500® Index	17.60%	16.47%	14.86%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,336,434
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 402,359
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$67,336,434 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$402,359 Portfolio Turnover8%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000217819
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class R6
Trading Symbol	SCREX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.78%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - R6	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$9,199	$11,500	$8,833	$11,515
Sep-2021	$12,020	$15,166	$11,619	$14,970
Sep-2022	$9,820	$12,493	$9,696	$12,654
Sep-2023	$9,919	$15,049	$9,533	$15,389
Sep-2024	$13,217	$20,345	$12,847	$20,983
Sep-2025	$12,679	$23,887	$12,332	$24,676

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2020)
Sterling Capital Real Estate Fund - R6	-4.07%	6.63%	4.02%
Russell 3000® Index	17.41%	15.74%	14.86%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	3.49%
S&P 500® Index	17.60%	16.47%	15.51%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,336,434
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 402,359
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$67,336,434 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$402,359 Portfolio Turnover8%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000157001
Shareholder Report [Line Items]
Fund Name	Sterling Capital Real Estate Fund
Class Name	Class Institutional
Trading Symbol	STMDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$87	0.89%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Real Estate Fund - I	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$12,014	$11,496	$12,092	$11,543
Sep-2017	$12,152	$13,647	$12,360	$13,691
Sep-2018	$12,932	$16,046	$12,903	$16,143
Sep-2019	$15,396	$16,514	$15,601	$16,830
Sep-2020	$14,151	$18,992	$13,781	$19,380
Sep-2021	$18,453	$25,045	$18,128	$25,194
Sep-2022	$15,060	$20,630	$15,127	$21,296
Sep-2023	$15,203	$24,852	$14,872	$25,900
Sep-2024	$20,243	$33,598	$20,043	$35,315
Sep-2025	$19,396	$39,447	$19,239	$41,530

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Real Estate Fund - I	-4.18%	6.51%	6.85%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	6.76%
S&P 500® Index	17.60%	16.47%	15.30%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 67,336,434
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 402,359
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$67,336,434 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$402,359 Portfolio Turnover8%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009858
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class A
Trading Symbol	BSGAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2015	$9,801	$10,000	$10,000
Sep-2016	$9,995	$10,519	$10,132
Sep-2017	$10,097	$10,527	$10,198
Sep-2018	$10,153	$10,399	$10,226
Sep-2019	$10,588	$11,470	$10,702
Sep-2020	$10,997	$12,271	$11,101
Sep-2021	$11,099	$12,161	$11,140
Sep-2022	$10,542	$10,385	$10,568
Sep-2023	$10,923	$10,452	$10,873
Sep-2024	$11,795	$11,662	$11,658
Sep-2025	$12,338	$11,998	$12,144

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - A
Without Load	4.60%	2.33%	2.33%
With Load	2.53%	1.91%	2.12%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.81%	1.96%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,621,221
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 70,864
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$40,621,221 Number of Portfolio Holdings137 Advisory Fee (net of waivers)$70,864 Portfolio Turnover66%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

C000112497
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class C
Trading Symbol	BBSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,122	$10,519	$10,132
Sep-2017	$10,161	$10,527	$10,198
Sep-2018	$10,129	$10,399	$10,226
Sep-2019	$10,485	$11,470	$10,702
Sep-2020	$10,808	$12,271	$11,101
Sep-2021	$10,840	$12,161	$11,140
Sep-2022	$10,218	$10,385	$10,568
Sep-2023	$10,508	$10,452	$10,873
Sep-2024	$11,262	$11,662	$11,658
Sep-2025	$11,692	$11,998	$12,144

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - C	3.82%	1.58%	1.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.81%	1.96%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,621,221
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 70,864
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$40,621,221 Number of Portfolio Holdings137 Advisory Fee (net of waivers)$70,864 Portfolio Turnover66%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

C000225245
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	SHTRX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$10,120	$9,910	$10,035
Sep-2022	$9,645	$8,464	$9,519
Sep-2023	$10,040	$8,518	$9,794
Sep-2024	$10,865	$9,504	$10,501
Sep-2025	$11,405	$9,778	$10,939

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 29, 2021)
Sterling Capital Short Duration Bond Fund - R6	4.97%	2.69%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.47%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.89%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,621,221
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 70,864
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$40,621,221 Number of Portfolio Holdings137 Advisory Fee (net of waivers)$70,864 Portfolio Turnover66%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

C000009857
Shareholder Report [Line Items]
Fund Name	Sterling Capital Short Duration Bond Fund
Class Name	Class Institutional
Trading Symbol	BBSGX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Short Duration Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,224	$10,519	$10,132
Sep-2017	$10,354	$10,527	$10,198
Sep-2018	$10,437	$10,399	$10,226
Sep-2019	$10,912	$11,470	$10,702
Sep-2020	$11,361	$12,271	$11,101
Sep-2021	$11,496	$12,161	$11,140
Sep-2022	$10,946	$10,385	$10,568
Sep-2023	$11,370	$10,452	$10,873
Sep-2024	$12,307	$11,662	$11,658
Sep-2025	$12,905	$11,998	$12,144

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - I	4.86%	2.58%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.81%	1.96%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,621,221
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 70,864
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$40,621,221 Number of Portfolio Holdings137 Advisory Fee (net of waivers)$70,864 Portfolio Turnover66%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

C000157002
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class A
Trading Symbol	STSNX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.28%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - A	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,997	$11,496	$11,881	$12,002
Sep-2017	$13,244	$13,647	$14,322	$14,230
Sep-2018	$14,265	$16,046	$15,658	$15,549
Sep-2019	$13,583	$16,514	$14,367	$13,536
Sep-2020	$11,842	$18,992	$12,229	$11,927
Sep-2021	$18,050	$25,045	$20,047	$20,545
Sep-2022	$15,497	$20,630	$16,501	$17,037
Sep-2023	$17,829	$24,852	$17,795	$19,231
Sep-2024	$22,912	$33,598	$22,401	$24,380
Sep-2025	$24,708	$39,447	$24,167	$25,813

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - A
Without Load	7.83%	15.85%	9.68%
With Load	1.63%	14.48%	9.03%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell 2000® Value Index	7.88%	14.59%	8.90%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.58%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,078,108
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,300,446
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$175,078,108 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$1,300,446 Portfolio Turnover6%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000157003
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class C
Trading Symbol	STSOX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.02%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - C	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,592	$11,496	$11,881	$12,002
Sep-2017	$13,858	$13,647	$14,322	$14,230
Sep-2018	$14,815	$16,046	$15,658	$15,549
Sep-2019	$14,001	$16,514	$14,367	$13,536
Sep-2020	$12,118	$18,992	$12,229	$11,927
Sep-2021	$18,332	$25,045	$20,047	$20,545
Sep-2022	$15,620	$20,630	$16,501	$17,037
Sep-2023	$17,835	$24,852	$17,795	$19,231
Sep-2024	$22,750	$33,598	$22,401	$24,380
Sep-2025	$24,347	$39,447	$24,167	$25,813

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - C	7.02%	14.98%	8.86%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell 2000® Value Index	7.88%	14.59%	8.90%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.58%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,078,108
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,300,446
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$175,078,108 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$1,300,446 Portfolio Turnover6%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000217820
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SCSIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - R6	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$8,746	$11,500	$8,512	$8,811
Sep-2021	$13,380	$15,166	$13,953	$15,178
Sep-2022	$11,527	$12,493	$11,485	$12,586
Sep-2023	$13,308	$15,049	$12,386	$14,207
Sep-2024	$17,168	$20,345	$15,591	$18,011
Sep-2025	$18,583	$23,887	$16,821	$19,070

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2020)
Sterling Capital Small Cap Value Fund - R6	8.24%	16.27%	10.55%
Russell 3000® Index	17.41%	15.74%	14.86%
Russell 2000® Value Index	7.88%	14.59%	9.11%
Bloomberg US 2000 Value Index	5.88%	16.70%	11.50%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,078,108
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,300,446
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$175,078,108 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$1,300,446 Portfolio Turnover6%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000157004
Shareholder Report [Line Items]
Fund Name	Sterling Capital Small Cap Value Fund
Class Name	Class Institutional
Trading Symbol	STSCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$107	1.03%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Small Cap Value Fund - I	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,690	$11,496	$11,881	$12,002
Sep-2017	$14,113	$13,647	$14,322	$14,230
Sep-2018	$15,239	$16,046	$15,658	$15,549
Sep-2019	$14,547	$16,514	$14,367	$13,536
Sep-2020	$12,717	$18,992	$12,229	$11,927
Sep-2021	$19,429	$25,045	$20,047	$20,545
Sep-2022	$16,722	$20,630	$16,501	$17,037
Sep-2023	$19,283	$24,852	$17,795	$19,231
Sep-2024	$24,846	$33,598	$22,401	$24,380
Sep-2025	$26,859	$39,447	$24,167	$25,813

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Small Cap Value Fund - I	8.10%	16.13%	10.38%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 175,078,108
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,300,446
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$175,078,108 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$1,300,446 Portfolio Turnover6%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009852
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BASCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital South Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,798	$10,000	$10,000
Sep-2016	$10,150	$10,558	$10,477
Sep-2017	$10,150	$10,650	$10,588
Sep-2018	$10,033	$10,687	$10,565
Sep-2019	$10,698	$11,601	$11,401
Sep-2020	$11,081	$12,076	$11,853
Sep-2021	$11,175	$12,393	$12,098
Sep-2022	$10,207	$10,968	$10,957
Sep-2023	$10,325	$11,260	$11,254
Sep-2024	$11,057	$12,428	$12,238
Sep-2025	$11,212	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Without Load	1.40%	0.23%	1.36%
With Load	-0.66%	-0.16%	1.15%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,196,409
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 83,342
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$21,196,409 Number of Portfolio Holdings35 Advisory Fee $83,342 Portfolio Turnover16%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	98.0%
Other Assets in Excess of Liabilities	2.0%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.1%
Municipal Bonds	98.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000112496
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BSCCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.66%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.66%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital South Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,282	$10,558	$10,477
Sep-2017	$10,206	$10,650	$10,588
Sep-2018	$10,003	$10,687	$10,565
Sep-2019	$10,596	$11,601	$11,401
Sep-2020	$10,885	$12,076	$11,853
Sep-2021	$10,896	$12,393	$12,098
Sep-2022	$9,886	$10,968	$10,957
Sep-2023	$9,915	$11,260	$11,254
Sep-2024	$10,549	$12,428	$12,238
Sep-2025	$10,607	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - C	0.55%	-0.52%	0.59%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,196,409
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 83,342
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$21,196,409 Number of Portfolio Holdings35 Advisory Fee $83,342 Portfolio Turnover16%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	98.0%
Other Assets in Excess of Liabilities	2.0%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.1%
Municipal Bonds	98.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009851
Shareholder Report [Line Items]
Fund Name	Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BSCIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital South Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,386	$10,558	$10,477
Sep-2017	$10,421	$10,650	$10,588
Sep-2018	$10,315	$10,687	$10,565
Sep-2019	$11,039	$11,601	$11,401
Sep-2020	$11,454	$12,076	$11,853
Sep-2021	$11,580	$12,393	$12,098
Sep-2022	$10,606	$10,968	$10,957
Sep-2023	$10,754	$11,260	$11,254
Sep-2024	$11,548	$12,428	$12,238
Sep-2025	$11,728	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - I	1.55%	0.47%	1.61%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 21,196,409
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 83,342
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$21,196,409 Number of Portfolio Holdings35 Advisory Fee $83,342 Portfolio Turnover16%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	98.0%
Other Assets in Excess of Liabilities	2.0%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.1%
Municipal Bonds	98.9%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009844
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class A
Trading Symbol	BOPAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.13%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - A	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2015	$9,425	$10,000	$10,000
Sep-2016	$10,233	$11,496	$11,509
Sep-2017	$11,868	$13,647	$13,654
Sep-2018	$13,904	$16,046	$16,046
Sep-2019	$14,072	$16,514	$16,520
Sep-2020	$14,852	$18,992	$19,009
Sep-2021	$20,374	$25,045	$25,180
Sep-2022	$16,521	$20,630	$20,628
Sep-2023	$19,488	$24,852	$24,839
Sep-2024	$24,759	$33,598	$33,565
Sep-2025	$28,706	$39,447	$39,414

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - A
Without Load	15.94%	14.09%	11.78%
With Load	9.29%	12.74%	11.12%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 Index	17.43%	15.70%	14.70%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 391,750,553
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,464,436
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$391,750,553 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,464,436 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009846
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class C
Trading Symbol	BOPCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.88%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - C	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,776	$11,496	$11,509
Sep-2017	$12,401	$13,647	$13,654
Sep-2018	$14,418	$16,046	$16,046
Sep-2019	$14,488	$16,514	$16,520
Sep-2020	$15,173	$18,992	$19,009
Sep-2021	$20,664	$25,045	$25,180
Sep-2022	$16,629	$20,630	$20,628
Sep-2023	$19,466	$24,852	$24,839
Sep-2024	$24,557	$33,598	$33,565
Sep-2025	$28,247	$39,447	$39,414

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - C	15.03%	13.24%	10.94%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 Index	17.43%	15.70%	14.70%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 391,750,553
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,464,436
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$391,750,553 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,464,436 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000199531
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class R6
Trading Symbol	STRSX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.77%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - R6	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2017	$10,000	$10,000	$10,000
Sep-2018	$11,755	$11,758	$11,752
Sep-2019	$11,935	$12,101	$12,099
Sep-2020	$12,635	$13,916	$13,922
Sep-2021	$17,395	$18,352	$18,442
Sep-2022	$14,149	$15,117	$15,108
Sep-2023	$16,751	$18,210	$18,192
Sep-2024	$21,358	$24,619	$24,583
Sep-2025	$24,844	$28,905	$28,867

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Special Opportunities Fund - R6	16.32%	14.48%	11.05%
Russell 3000® Index	17.41%	15.74%	13.18%
Bloomberg US 3000 Index	17.43%	15.70%	13.16%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 391,750,553
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,464,436
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$391,750,553 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,464,436 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009843
Shareholder Report [Line Items]
Fund Name	Sterling Capital Special Opportunities Fund
Class Name	Class Institutional
Trading Symbol	BOPIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Special Opportunities Fund - I	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,886	$11,496	$11,509
Sep-2017	$12,652	$13,647	$13,654
Sep-2018	$14,861	$16,046	$16,046
Sep-2019	$15,080	$16,514	$16,520
Sep-2020	$15,954	$18,992	$19,009
Sep-2021	$21,944	$25,045	$25,180
Sep-2022	$17,833	$20,630	$20,628
Sep-2023	$21,092	$24,852	$24,839
Sep-2024	$26,862	$33,598	$33,565
Sep-2025	$31,216	$39,447	$39,414

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - I	16.21%	14.37%	12.06%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 Index	17.43%	15.70%	14.70%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 391,750,553
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,464,436
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$391,750,553 Number of Portfolio Holdings33 Advisory Fee (net of waivers)$2,464,436 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (as a % of Total Investments)

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009864
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class A
Trading Symbol	BICAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - A	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$9,804	$10,000
Sep-2016	$10,377	$10,519
Sep-2017	$10,455	$10,527
Sep-2018	$10,361	$10,399
Sep-2019	$11,386	$11,470
Sep-2020	$12,221	$12,271
Sep-2021	$12,274	$12,161
Sep-2022	$10,440	$10,385
Sep-2023	$10,483	$10,452
Sep-2024	$11,707	$11,662
Sep-2025	$12,042	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - A
Without Load	2.86%	-0.29%	2.08%
With Load	0.85%	-0.69%	1.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,542,599,851
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 2,659,423
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,542,599,851 Number of Portfolio Holdings351 Advisory Fee (net of waivers)$2,659,423 Portfolio Turnover79%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009866
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class C
Trading Symbol	BICCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.45%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - C	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,505	$10,519
Sep-2017	$10,505	$10,527
Sep-2018	$10,323	$10,399
Sep-2019	$11,270	$11,470
Sep-2020	$12,005	$12,271
Sep-2021	$11,968	$12,161
Sep-2022	$10,096	$10,385
Sep-2023	$10,073	$10,452
Sep-2024	$11,164	$11,662
Sep-2025	$11,386	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - C	1.99%	-1.05%	1.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,542,599,851
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 2,659,423
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,542,599,851 Number of Portfolio Holdings351 Advisory Fee (net of waivers)$2,659,423 Portfolio Turnover79%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000199532
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class R6
Trading Symbol	STRDX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index
Sep-2017	$10,000	$10,000
Sep-2018	$9,933	$9,878
Sep-2019	$10,964	$10,895
Sep-2020	$11,808	$11,656
Sep-2021	$11,901	$11,552
Sep-2022	$10,149	$9,866
Sep-2023	$10,238	$9,929
Sep-2024	$11,461	$11,078
Sep-2025	$11,830	$11,397

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Total Return Bond Fund - R6	3.22%	0.04%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.82%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,542,599,851
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 2,659,423
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,542,599,851 Number of Portfolio Holdings351 Advisory Fee (net of waivers)$2,659,423 Portfolio Turnover79%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009863
Shareholder Report [Line Items]
Fund Name	Sterling Capital Total Return Bond Fund
Class Name	Class Institutional
Trading Symbol	BIBTX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Total Return Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,610	$10,519
Sep-2017	$10,717	$10,527
Sep-2018	$10,637	$10,399
Sep-2019	$11,729	$11,470
Sep-2020	$12,619	$12,271
Sep-2021	$12,707	$12,161
Sep-2022	$10,825	$10,385
Sep-2023	$10,909	$10,452
Sep-2024	$12,212	$11,662
Sep-2025	$12,579	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - I	3.01%	-0.06%	2.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,542,599,851
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 2,659,423
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$1,542,599,851 Number of Portfolio Holdings351 Advisory Fee (net of waivers)$2,659,423 Portfolio Turnover79%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000119973
Shareholder Report [Line Items]
Fund Name	Sterling Capital Ultra Short Bond Fund
Class Name	Class A
Trading Symbol	BUSRX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Ultra Short Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	ICE BofA 0-1 Year US Treasury
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,099	$10,519	$10,048
Sep-2017	$10,201	$10,527	$10,118
Sep-2018	$10,323	$10,399	$10,270
Sep-2019	$10,602	$11,470	$10,545
Sep-2020	$10,835	$12,271	$10,717
Sep-2021	$10,890	$12,161	$10,731
Sep-2022	$10,773	$10,385	$10,708
Sep-2023	$11,309	$10,452	$11,174
Sep-2024	$12,001	$11,662	$11,806
Sep-2025	$12,575	$11,998	$12,320

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - A	4.78%	3.02%	2.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 0-1 Year US Treasury	4.36%	2.83%	2.11%

The ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of USD-denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. Qualifying securities must have at least one month and less than one year remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1B.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,819,668
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 13,651
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$28,819,668 Number of Portfolio Holdings133 Advisory Fee (net of waivers)$13,651 Portfolio Turnover62%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Utilities	0.3%
Consumer Staples	0.8%
Communications	0.8%
Technology	0.9%
U.S. Treasury Obligations	1.2%
Money Market Funds	1.8%
Health Care	1.8%
Consumer Discretionary	2.9%
Real Estate	2.9%
Industrials	5.1%
Collateralized Mortgage Obligations	5.1%
Energy	6.3%
Commercial Mortgage-Backed Securities	11.1%
Financials	20.4%
Asset Backed Securities	37.9%
Other Assets in Excess of Liabilities	0.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	38.2%
Collateralized Mortgage Obligations	5.1%
Commercial Mortgage-Backed Securities	11.2%
Corporate Bonds	42.5%
Money Market Funds	1.8%
U.S. Government & Agencies	1.2%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES
C000119975
Shareholder Report [Line Items]
Fund Name	Sterling Capital Ultra Short Bond Fund
Class Name	Class Institutional
Trading Symbol	BUSIX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Ultra Short Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 0-1 Year US Treasury
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,124	$10,519	$10,048
Sep-2017	$10,261	$10,527	$10,118
Sep-2018	$10,411	$10,399	$10,270
Sep-2019	$10,730	$11,470	$10,545
Sep-2020	$10,991	$12,271	$10,717
Sep-2021	$11,074	$12,161	$10,731
Sep-2022	$10,983	$10,385	$10,708
Sep-2023	$11,545	$10,452	$11,174
Sep-2024	$12,283	$11,662	$11,806
Sep-2025	$12,903	$11,998	$12,320

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - I	5.04%	3.26%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 0-1 Year US Treasury	4.36%	2.83%	2.11%

The ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of USD-denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. Qualifying securities must have at least one month and less than one year remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1B.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,819,668
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 13,651
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$28,819,668 Number of Portfolio Holdings133 Advisory Fee (net of waivers)$13,651 Portfolio Turnover62%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)

Utilities	0.3%
Consumer Staples	0.8%
Communications	0.8%
Technology	0.9%
U.S. Treasury Obligations	1.2%
Money Market Funds	1.8%
Health Care	1.8%
Consumer Discretionary	2.9%
Real Estate	2.9%
Industrials	5.1%
Collateralized Mortgage Obligations	5.1%
Energy	6.3%
Commercial Mortgage-Backed Securities	11.1%
Financials	20.4%
Asset Backed Securities	37.9%
Other Assets in Excess of Liabilities	0.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	38.2%
Collateralized Mortgage Obligations	5.1%
Commercial Mortgage-Backed Securities	11.2%
Corporate Bonds	42.5%
Money Market Funds	1.8%
U.S. Government & Agencies	1.2%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES
C000009872
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BVAAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,804	$10,000	$10,000
Sep-2016	$10,162	$10,558	$10,477
Sep-2017	$10,122	$10,650	$10,588
Sep-2018	$10,007	$10,687	$10,565
Sep-2019	$10,721	$11,601	$11,401
Sep-2020	$11,128	$12,076	$11,853
Sep-2021	$11,070	$12,393	$12,098
Sep-2022	$10,106	$10,968	$10,957
Sep-2023	$10,212	$11,260	$11,254
Sep-2024	$10,919	$12,428	$12,238
Sep-2025	$11,053	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - A
Without Load	1.23%	-0.13%	1.21%
With Load	-0.81%	-0.54%	1.01%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,941,768
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 140,997
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$31,941,768 Number of Portfolio Holdings37 Advisory Fee $140,997 Portfolio Turnover17%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.2%
Municipal Bonds	99.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000112498
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BVACX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.59%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,288	$10,558	$10,477
Sep-2017	$10,171	$10,650	$10,588
Sep-2018	$9,981	$10,687	$10,565
Sep-2019	$10,604	$11,601	$11,401
Sep-2020	$10,925	$12,076	$11,853
Sep-2021	$10,787	$12,393	$12,098
Sep-2022	$9,781	$10,968	$10,957
Sep-2023	$9,795	$11,260	$11,254
Sep-2024	$10,408	$12,428	$12,238
Sep-2025	$10,461	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - C	0.51%	-0.86%	0.45%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,941,768
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 140,997
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$31,941,768 Number of Portfolio Holdings37 Advisory Fee $140,997 Portfolio Turnover17%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.2%
Municipal Bonds	99.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009871
Shareholder Report [Line Items]
Fund Name	Sterling Capital Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	BVATX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,391	$10,558	$10,477
Sep-2017	$10,376	$10,650	$10,588
Sep-2018	$10,284	$10,687	$10,565
Sep-2019	$11,036	$11,601	$11,401
Sep-2020	$11,484	$12,076	$11,853
Sep-2021	$11,453	$12,393	$12,098
Sep-2022	$10,490	$10,968	$10,957
Sep-2023	$10,627	$11,260	$11,254
Sep-2024	$11,391	$12,428	$12,238
Sep-2025	$11,560	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - I	1.48%	0.13%	1.46%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,941,768
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 140,997
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$31,941,768 Number of Portfolio Holdings37 Advisory Fee $140,997 Portfolio Turnover17%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.2%
Municipal Bonds	99.8%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009874
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	BWVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital West Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,797	$10,000	$10,000
Sep-2016	$10,181	$10,558	$10,477
Sep-2017	$10,209	$10,650	$10,588
Sep-2018	$10,110	$10,687	$10,565
Sep-2019	$10,776	$11,601	$11,401
Sep-2020	$11,170	$12,076	$11,853
Sep-2021	$11,251	$12,393	$12,098
Sep-2022	$10,331	$10,968	$10,957
Sep-2023	$10,441	$11,260	$11,254
Sep-2024	$11,226	$12,428	$12,238
Sep-2025	$11,427	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Without Load	1.79%	0.46%	1.55%
With Load	-0.29%	0.05%	1.34%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,842,346
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 181,958
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$49,842,346 Number of Portfolio Holdings44 Advisory Fee $181,958 Portfolio Turnover16%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.3%
Other Assets in Excess of Liabilities	1.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.5%
Municipal Bonds	99.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000112499
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	BWVCX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital West Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,315	$10,558	$10,477
Sep-2017	$10,276	$10,650	$10,588
Sep-2018	$10,089	$10,687	$10,565
Sep-2019	$10,685	$11,601	$11,401
Sep-2020	$10,993	$12,076	$11,853
Sep-2021	$10,979	$12,393	$12,098
Sep-2022	$10,007	$10,968	$10,957
Sep-2023	$10,069	$11,260	$11,254
Sep-2024	$10,751	$12,428	$12,238
Sep-2025	$10,872	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - C	1.13%	-0.22%	0.84%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,842,346
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 181,958
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$49,842,346 Number of Portfolio Holdings44 Advisory Fee $181,958 Portfolio Turnover16%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.3%
Other Assets in Excess of Liabilities	1.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.5%
Municipal Bonds	99.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

C000009873
Shareholder Report [Line Items]
Fund Name	Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Name	Class Institutional
Trading Symbol	OWVAX
Additional Information Phone Number	(888) 228-1872
Additional Information Website	https://sterlingcapitalfunds.com/funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Sterling Capital West Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,418	$10,558	$10,477
Sep-2017	$10,473	$10,650	$10,588
Sep-2018	$10,397	$10,687	$10,565
Sep-2019	$11,109	$11,601	$11,401
Sep-2020	$11,555	$12,076	$11,853
Sep-2021	$11,657	$12,393	$12,098
Sep-2022	$10,732	$10,968	$10,957
Sep-2023	$10,886	$11,260	$11,254
Sep-2024	$11,719	$12,428	$12,238
Sep-2025	$11,959	$12,601	$12,567

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - I	2.05%	0.69%	1.81%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,842,346
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 181,958
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of Period End) Net Assets$49,842,346 Number of Portfolio Holdings44 Advisory Fee $181,958 Portfolio Turnover16%
Holdings [Text Block]

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.3%
Other Assets in Excess of Liabilities	1.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.5%
Municipal Bonds	99.5%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

[1]	The expenses reflect the period of May 12, 2025 (commencement of operations) to September 30, 2025 such expenses would be higher for the full reporting period.